Schedule of antidilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total antidilutive shares	93,000,063	77,548,865
Employee share options [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	1,419,355	1,153,020
Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	20,762,302	20,762,302
Series B preference shares [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	24,173,854	24,173,854
Series C preference shares [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	23,438,522	15,135,490
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares
Employee share purchase warrants [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	16,351,965	9,470,134
Non-employee share purchase warrants [member]
IfrsStatementLineItems [Line Items]
Total antidilutive shares	6,854,065	6,854,065